Other income - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Text Block [Abstract]
Revenue from grants	€ 200	€ 30	€ 2,900
Contingencies related to grant	€ 0